Stock-based compensation (Summary of Toyota's Stock Option Activity) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Number of shares
Options outstanding, beginning balance	3,503,500	7,330,900	10,849,000
Granted	0	0	0
Exercised	(936,400)	(2,603,900)	(2,390,100)
Canceled	(473,600)	(1,223,500)	(1,128,000)
Options outstanding, ending balance	2,093,500	3,503,500	7,330,900	10,849,000
Options exercisable at year end	2,093,500	3,503,500	7,330,900
Weighted-average exercise price
Options outstanding, beginning balance	¥ 4,632	¥ 4,965	¥ 4,909
Granted	0	0	0
Exercised	5,049	4,834	4,043
Canceled	6,917	6,200	6,373
Options outstanding, ending balance	3,858	4,632	4,965	¥ 4,909
Options exercisable at year end	¥ 3,858	¥ 4,632	¥ 4,965
Weighted-average remaining contractual life in years
Options outstanding, Weighted- average remaining contractual term	1 year 6 months 22 days	2 years 18 days	2 years 6 months 7 days	3 years 6 months 22 days
Options exercisable at year end	1 year 6 months 22 days	2 years 18 days	2 years 6 months 7 days
Aggregate intrinsic value
Options outstanding, beginning balance	¥ 13,143	¥ 8,646	¥ 5,921
Options outstanding, ending balance	4,384	13,143	8,646	¥ 5,921
Options exercisable at year end	¥ 4,384	¥ 13,143	¥ 8,646